Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of share repurchases [abstract]
Share repurchases	$ 194	$ 0	$ 194	$ 200
Shares repurchased	1.9	0.0	1.9	2.5
Share repurchases - average price per share in U.S. dollars	$ 99.71	$ 0	$ 99.71	$ 81.45